Multiemployer Pension Plans	12 Months Ended
Dec. 31, 2012
Defined Contribution Plan/Multiemployer Pension Plan [Abstract]
MULTIEMPLOYER PENSION PLANS
16.	MULTIEMPLOYER PENSION PLANS

As a result the RBF acquisition on October 3, 2011, the Company has surveyors in Southern California that belong to The International Union of Operating Engineers, Local Union No. 12 (“Local No. 12”) and in Northern California that belong to Operating Engineers Local Union No. 3 (Technical Engineers and General Surveying for Northern California and Northern Nevada) (“Local No. 3”). RBF is also a member of two employer-representative associations, the Southern California Association of Civil Engineers and Land Surveyors and the California & Nevada Civil Engineers and Land Surveyors Association. These associations provide assistance with pay rate and benefits negotiations with respective labor unions. The current labor agreement for Local No. 12 is in effect from October 1, 2010 to October 1, 2013 and for Local No. 3 is in effect from April 1, 2012 to February 28, 2015.

The Company is contributing to two trusteed multiemployer defined benefit pension plans for the union employees under the labor agreements. Contributions are based on the hours worked by employees covered under these agreements and are charged to direct costs of contracts on a current basis. Under the Employee Retirement Income Security Act, a contributor to a multiemployer plan is liable, upon termination or withdrawal from a plan, for its proportionate share of a plan’s unfunded vested liability. As of December 31, 2012 and 2011, the Company’s proportionate share of the estimated unfunded liability for Local No. 12’s multiemployer pension plan was $2.7 million and $2.6 million, respectively, and for Local No. 3’s multiemployer pension plan was $1.1 million and $1.0 million, respectively. The Company’s combined contributions to these multiemployer pension plans for the year ended December 31, 2012 were $0.3 million and for the period from October 1, 2011 through December 31, 2011 were $0.1 million.